Financial Instruments - Investments in Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Debt securities maturities within 1 year	$ 31,994
Debt securities maturities over 1 to 5 years	13,476
Debt securities maturities over 5 to 10 years	1,501
Debt securities maturities after 10 Years	46
Total debt securities	47,017
Western European, Asian and other government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	13,281	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	2,281	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[1]
Available-for-sale debt securities maturities total	15,561	[1]
Corporate debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	2,756	[2]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	3,847	[2]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	1,370	[2]
Available-for-sale securities, debt maturities, over 10 years, fair value	46	[2]
Available-for-sale debt securities maturities total	8,019	[2]
U.S. government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	2,246
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	2,277
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	21
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale debt securities maturities total	4,543
Western European, Asian, Scandinavia And Other Government Agency Debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	2,417	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	435	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[1]
Available-for-sale debt securities maturities total	2,853	[1]
Supranational debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	1,293	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	905	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[1]
Available-for-sale debt securities maturities total	2,198	[1]
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	16
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	1,850
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	72
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale debt securities maturities total	1,938
Reverse repurchase agreements [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	1,589	[3]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	0	[3]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[3]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[3]
Available-for-sale debt securities maturities total	1,589	[3]
Government National Mortgage Association Certificates and Obligations (GNMA) [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	198
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	793
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	27
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale debt securities maturities total	1,017
Asset-backed Securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	960	[4]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	1,077	[4]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	9	[4]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[4]
Available-for-sale debt securities maturities total	2,046	[4]
Western European, Asian And Other Government Agency Debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, within 1 year, fair value	3,893	[1]
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	0	[1]
Held-to-maturity securities, debt maturities, over 5 to 10 years, fair value	0	[1]
Held-to-maturity securities, debt maturities, over 10 years, fair value	0	[1]
Held-to-maturity debt securities maturities total	3,893	[1]
Time Deposits, Corporate Debt And Other [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, within 1 year, fair value	3,346	[2]
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	12	[2]
Held-to-maturity securities, debt maturities, over 5 to 10 years, fair value	3	[2]
Held-to-maturity securities, debt maturities, over 10 years, fair value	0	[2]
Held-to-maturity debt securities maturities total	$ 3,361	[2]

[1]	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.
[2]	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.
[3]	Involving U.S. securities.
[4]	Includes loan-backed, receivable-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans, and receivable-backed securities are collateralized by credit cards receivables. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.